Other current liabilities	12 Months Ended
Dec. 31, 2023
Other current liabilities
Other current liabilities

Note 16: Other current liabilities

16.1 Trade payables

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2021	2022	2023
Suppliers - research and development	6,669	5,250	4,050
Suppliers - general and administrative expenses	937	1,690	1,342
Total trade payables	7,606	6,940	5,392

The decrease in debt to research and development suppliers between December 31, 2022 and December 31, 2023 is mainly due to the end of the COVA phase 2/3 and SARA-INT phase 2 clinical trials, this impact being partially offset by industrialization costs for BIO101 (20-hydroxyecdysone) as well as preclinical studies initiated in 2023.

16.2 Tax and social security liabilities

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2021	2022	2023
Personnel and related accounts	658	855	671
Social security and other social organizations	1,202	831	720
Other taxes and levies	138	94	(44)
Total tax and social security liabilities	1,998	1,780	1,348

16.3 Other creditors and accrued liabilities

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2021	2022	2023
Directors’ salaries	202	146	196
Deferred income	175	178	178
Other	4	4	4
Total other creditors and accrued liabilities	381	328	378

As part of the “BIO 201” repayable advance project from BPI France, the Company has also received a grant of €380,000 (see note 13.1), of which €178,000 was accounted for as deferred income on December 31, 2023 (€202,000 recognized as a grant in the financial year ended December 31, 2021).